Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
U.S. Group Savings Plan
Related Party and Party-in-Interest Transactions
Related Party and Party-in-Interest Transactions
5.	Related Party and Party-in-Interest Transactions

Certain Master Trust investments are shares of mutual funds managed by T. Rowe Price Trust Company, the trustee of the Plan. T. Rowe Price Retirement Plan Services Inc. is the recordkeeper of the Plan. Therefore, these transactions qualify as party-in-interest transactions.

The Master Trust invests in shares of the parent company, Sanofi, through the Sanofi-US ADR Fund (the “fund”); therefore, these transactions qualify as party-in-interest transactions. As of October 5, 2018, the “fund” was transitioned to individual share accounting at the direction of the Plan sponsor.

During the year ended December 31, 2025, the Master Trust made purchases of $-0-, sales of approximately $3,888,928, realized gains of $311,650, and dividend income of $1,525,324 earned from the investment in the Company’s common stock. The total shares and market value of the company stock held by the Master Trust at December 31, 2025 were 772,199 and $37,420,776, respectively. During the year ended December 31, 2024, the Master Trust made purchases of $-0-, sales of approximately $4,146,229, realized gains of $40,279, and dividend income of $1,631,140 earned from the investment in the Company’s common stock. The total shares and market value of the company stock held by the Master Trust at December 31, 2024 were 881,132 and $42,496,960, respectively.

Certain administrative fees have been paid through a revenue sharing agreement with T. Rowe Price Retirement Plan Services Inc. rather than direct payments and qualify as party-in-interest transactions.

In addition, certain Plan participants borrowed from the Plan. As of December 31, 2025 and 2024, the outstanding loans of the Plan participants were $42,305,142 and $44,961,037, respectively (refer to Note 1 for applicable interest rates). Loans to participants also qualify as party-in-interest transactions.

All of the above transactions are not considered prohibited transactions pursuant to the prohibited transaction rules of the Department of Labor and Section 408 of ERISA.